Taxes - Schedule of Components of the Income Tax Benefit (Provision) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Components of the Income Tax Benefit (Provision) [Abstract]
Current income tax		$ 16,924	$ 99,380
Deferred income tax	(3,554)
Total income tax (benefit) provision	$ (3,554)	$ 16,924	$ 99,380